Summary of Reconciliation of Financial Position (Details) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 202,712	$ 926,061	$ 1,026,990	$ 202,712
Accounts receivable	773,311	4,337,825	709,805
Prepaid expenses and deposits	24,302	962,812	95,503
Total current assets	1,000,325	6,226,698	1,832,298
Oil and gas properties, net	2,224,473	30,049,794	1,420,613
Exploration and evaluation assets	3,122,443		3,116,146
Property and equipment, net		1,073,848	343,745	293,101
Restricted cash	11,763		5,438
Total assets	6,487,261	37,018,219	6,521,629
Current liabilities:
Accounts payable and accrued liabilities	1,496,510	10,600,080	852,481
Loans payable	549,424	145,866	630,534
Lease liability	12,116	4,057	6,732
Total current liabilities	2,058,050	11,045,750	1,489,747
Asset retirement obligation	9,355,422	5,316,470	8,993,108	9,355,422
Loans payable	17,730	20,689	18,513
Derivative liability	11,027
Derivative liability	1,804,572	4,827	472,899
Lease liability	27,693	4,552	8,592
Total liabilities	13,274,494	16,392,288	10,982,859
Stockholders’ equity (deficiency):
Common stock	1,253	3,395	1,828
Share premium	26,331,369	64,746,875	35,115,302
Notes and amounts receivable for equity issued		(1,062,062)	(1,193,641)
Shares to be cancelled		7,645	5,323
Obligation to issue Shares	15,342	94,210	7,450
Warrant and option reserve	1,177,099	5,682,869	1,165,170
Accumulated other comprehensive loss	(490,172)	(4,009,997)	(847,412)
Accumulated deficit	(33,822,124)	(44,837,004)	(38,715,250)
Total stockholders’ equity (deficiency)	(6,787,233)	20,625,931	(4,461,230)	$ (6,787,233)
Total liabilities and stockholders’ equity (deficiency)	6,487,261	37,018,219	6,521,629
Revenue
Oil and natural gas sales		9,375,029	3,700,727
Cost and expenses
Production		3,567,875	2,617,118
Depletion		1,451,032	415,686
Depreciation		145,035	31,768
Accretion of asset retirement obligation		264,075	91,983
Stock based compensation		2,118,917	336,366
General and administrative		6,397,500	3,162,934
Total expenses		17,682,025	6,655,855
Loss before other income (expenses)		8,306,996	2,955,128
Other income (expenses)
Interest income		86,739	46,217
Finance cost		(79,693)	(302,413)
Foreign exchange loss		1,272,450	25,669
Change in fair value of derivative liability		(686,504)	(1,590,762)
Total other income (expense)		2,185,242	(1,937,998)
Net loss		$ (6,121,754)	$ (4,893,126)
Loss per share		$ (0.02)	$ (0.03)
Weighted average number of shares outstanding		312,457,409	158,166,108
Other comprehensive loss
Foreign currency translation adjustments		$ (3,636,492)	$ (357,240)
Comprehensive loss		$ (9,758,246)	(5,250,366)
IFRS [member]
Current assets:
Cash and cash equivalents	202,712		1,026,990
Accounts receivable	773,311		709,805
Prepaid expenses and deposits	24,302		95,503
Total current assets	1,000,325		1,832,298
Oil and gas properties, net	2,224,473		1,420,613
Exploration and evaluation assets	3,122,443		3,116,146
Property and equipment, net	128,257		147,134
Restricted cash	11,763		5,438
Total assets	6,487,261		6,521,629
Current liabilities:
Accounts payable and accrued liabilities	1,496,510		852,481
Loans payable	549,424		630,534
Lease liability	12,116		6,732
Total current liabilities	2,058,050		1,489,747
Asset retirement obligation	9,355,422		8,993,108
Loans payable	17,730		18,513
Derivative liability	11,027		472,899
Derivative liability	1,804,572
Lease liability	27,693		8,592
Total liabilities	13,274,494		10,982,859
Stockholders’ equity (deficiency):
Common stock	1,253		1,828
Additional paid-in capital
Share premium	26,331,369		35,115,302
Notes and amounts receivable for equity issued			(1,193,641)
Stock subscriptions and stock to be issued	15,342
Shares to be cancelled			5,323
Obligation to issue Shares			7,450
Warrant and option reserve	1,177,099		1,165,170
Accumulated other comprehensive loss	(490,172)		(847,412)
Accumulated deficit	(33,822,124)		(38,715,250)
Total stockholders’ equity (deficiency)	(6,787,233)		(4,461,230)
Total liabilities and stockholders’ equity (deficiency)	6,487,261		6,521,629
Revenue
Oil and natural gas sales			3,700,727
Cost and expenses
Production			2,617,118
Depletion			415,686
Depreciation			31,768
Accretion of asset retirement obligation			91,983
Investor relations			914,770
Stock based compensation			336,366
General and administrative			2,248,164
Total expenses			6,655,855
Loss before other income (expenses)			(2,955,128)
Other income (expenses)
Interest income			46,217
Interest expense			(126,027)
Finance cost			(176,386)
Foreign exchange loss			25,669
Loss on debt extinguishment			(159,383)
Change in fair value of derivative liability			(1,590,762)
Gain on disposal of equipment			40,074
Other expense			2,600
Total other income (expense)			(1,937,998)
Net loss			$ (4,893,126)
Loss per share			$ (0.03)
Weighted average number of shares outstanding			158,166,108
Other comprehensive loss
Foreign currency translation adjustments			$ (357,240)
Comprehensive loss			(5,250,366)
Previously stated [member]
Current assets:
Cash and cash equivalents	202,712		1,026,990
Accounts receivable	773,311		709,805
Prepaid expenses and deposits	24,302		95,503
Total current assets	1,000,325		1,832,298
Oil and gas properties, net	5,346,916		5,172,943
Exploration and evaluation assets
Property and equipment, net	128,257		147,134
Restricted cash	11,763		5,438
Total assets	6,487,261		7,157,813
Current liabilities:
Accounts payable and accrued liabilities	1,496,510		852,481
Loans payable	549,424		630,534
Lease liability	12,116		6,732
Total current liabilities	2,058,050		1,489,747
Asset retirement obligation	4,010,624		4,426,978
Loans payable	17,730		18,513
Derivative liability	11,027		472,899
Derivative liability	1,804,572
Lease liability	27,693		8,592
Total liabilities	7,929,696		6,416,729
Stockholders’ equity (deficiency):
Common stock	1,253		1,828
Additional paid-in capital	27,508,468		33,295,413
Share premium
Notes and amounts receivable for equity issued			(1,193,641)
Stock subscriptions and stock to be issued	15,342
Shares to be cancelled			5,323
Obligation to issue Shares			7,450
Warrant and option reserve
Accumulated other comprehensive loss	(490,172)		(847,412)
Accumulated deficit	(28,477,326)		(30,527,877)
Total stockholders’ equity (deficiency)	(1,442,435)		741,084
Total liabilities and stockholders’ equity (deficiency)	6,487,261		7,157,813
Revenue
Oil and natural gas sales			3,700,727
Cost and expenses
Production			2,617,118
Depletion			233,798
Depreciation			31,768
Accretion of asset retirement obligation			416,354
Investor relations			914,770
Stock based compensation			336,366
General and administrative			2,248,164
Total expenses			6,798,338
Loss before other income (expenses)			(3,097,611)
Other income (expenses)
Interest income			46,217
Interest expense			(126,027)
Finance cost			(176,386)
Foreign exchange loss			25,669
Loss on debt extinguishment			(238,724)
Change in fair value of derivative liability			1,473,638
Gain on disposal of equipment			40,074
Other expense			2,600
Total other income (expense)			1,047,061
Net loss			$ (2,050,550)
Loss per share			$ (0.01)
Weighted average number of shares outstanding			158,166,108
Other comprehensive loss
Foreign currency translation adjustments			$ (357,240)
Comprehensive loss			(2,407,790)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Current assets:
Cash and cash equivalents
Accounts receivable
Prepaid expenses and deposits
Total current assets
Oil and gas properties, net	(3,122,443)		(3,752,330)
Exploration and evaluation assets	3,122,443		3,116,146
Property and equipment, net
Restricted cash
Total assets			(636,184)
Current liabilities:
Accounts payable and accrued liabilities
Loans payable
Lease liability
Total current liabilities
Asset retirement obligation	5,344,798		4,566,130
Loans payable
Derivative liability
Derivative liability
Lease liability
Total liabilities	5,344,798		4,566,130
Stockholders’ equity (deficiency):
Common stock
Additional paid-in capital	(27,508,468)		(36,359,813)
Share premium	26,331,369		35,115,302
Notes and amounts receivable for equity issued
Stock subscriptions and stock to be issued
Shares to be cancelled
Obligation to issue Shares
Warrant and option reserve	1,177,099		1,165,170
Accumulated other comprehensive loss
Accumulated deficit	(5,344,798)		(5,122,973)
Total stockholders’ equity (deficiency)	(5,344,798)		(5,202,314)
Total liabilities and stockholders’ equity (deficiency)			(636,184)
Revenue
Oil and natural gas sales
Cost and expenses
Production
Depletion			181,888
Depreciation
Accretion of asset retirement obligation			(324,371)
Investor relations
Stock based compensation	$ 1,177,099
General and administrative
Total expenses			(142,483)
Loss before other income (expenses)			142,483
Other income (expenses)
Interest income
Interest expense
Finance cost
Foreign exchange loss
Loss on debt extinguishment			79,341
Change in fair value of derivative liability
Gain on disposal of equipment
Other expense
Total other income (expense)			79,341
Net loss			$ 221,824
Loss per share
Weighted average number of shares outstanding
Other comprehensive loss
Foreign currency translation adjustments
Comprehensive loss			221,824
Restatement [Member]
Current assets:
Cash and cash equivalents
Accounts receivable
Prepaid expenses and deposits
Oil and gas properties, net
Exploration and evaluation assets
Property and equipment, net
Restricted cash
Total assets
Current liabilities:
Accounts payable and accrued liabilities
Loans payable
Lease liability
Total current liabilities
Asset retirement obligation
Loans payable
Derivative liability
Lease liability
Total liabilities
Stockholders’ equity (deficiency):
Common stock
Additional paid-in capital			3,064,400
Share premium
Notes and amounts receivable for equity issued
Shares to be cancelled
Obligation to issue Shares
Warrant and option reserve
Accumulated other comprehensive loss
Accumulated deficit			(3,064,400)
Total stockholders’ equity (deficiency)
Total liabilities and stockholders’ equity (deficiency)
Revenue
Oil and natural gas sales
Cost and expenses
Production
Depletion
Depreciation
Accretion of asset retirement obligation
Investor relations
Stock based compensation
General and administrative
Total expenses
Loss before other income (expenses)
Other income (expenses)
Interest income
Interest expense
Finance cost
Foreign exchange loss
Loss on debt extinguishment
Change in fair value of derivative liability			(3,064,400)
Gain on disposal of equipment
Other expense
Total other income (expense)			(3,064,400)
Net loss			$ (3,064,400)
Loss per share			$ (0.02)
Weighted average number of shares outstanding
Other comprehensive loss
Foreign currency translation adjustments
Comprehensive loss			$ (3,064,400)